PROSPECTUS SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED MAY 6, 2008 TO PROSPECTUS DATED MARCH 17, 2008

The following information supplements the information found in the prospectus for the NETS™ Funds.

The following funds are available for purchase:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX® Index Fund (Japan)

The following funds will be available for purchase by Authorized Participants on or about May 7, 2008, and are expected to be launched on the American Stock Exchange on or about May 12, 2008:
NETS™ S&P / MIB Index Fund (Italy)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE / JSE Top 40 Index Fund (South Africa)

The following funds will be available for purchase by Authorized Participants on or about May 14, 2008, and are expected to be launched on NYSE Arca on or about May 19, 2008:
NETS™ Hang Seng China Enterprises Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ BEL 20® Index Fund (Belgium)

The following funds will be available for purchase by Authorized Participants on or about May 21, 2008, and are expected to be launched on NYSE Arca on or about May 27, 2008:
NETS™ ISEQ 20™ Index Fund (Ireland)
NETS™ PSI 20® Index Fund (Portugal)

The following funds are not operational and unavailable for purchase:
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ RTS Index Fund (Russia)
NETS™ FTSE SET Large Cap Index Fund (Thailand)
NETS™ TA-25 Index Fund (Israel)

This supplement replaces the supplement to the prospectus dated April 1, 2008.

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED MAY 6, 2008 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2008

The following information supplements the information found in the statement of additional information for the NETS™ Funds.

The following funds are available for purchase:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX® Index Fund (Japan)

The following funds will be available for purchase by Authorized Participants on or about May 7, 2008, and are expected to be launched on the American Stock Exchange on or about May 12, 2008:
NETS™ S&P / MIB Index Fund (Italy)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE / JSE Top 40 Index Fund (South Africa)

The following funds will be available for purchase by Authorized Participants on or about May 14, 2008, and are expected to be launched on NYSE Arca on or about May 19, 2008:
NETS™ Hang Seng China Enterprises Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ BEL 20® Index Fund (Belgium)

The following funds will be available for purchase by Authorized Participants on or about May 21, 2008, and are expected to be launched on NYSE Arca on or about May 27, 2008:
NETS™ ISEQ 20™ Index Fund (Ireland)
NETS™ PSI 20® Index Fund (Portugal)

The following funds are not operational and unavailable for purchase:
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ RTS Index Fund (Russia)
NETS™ FTSE SET Large Cap Index Fund (Thailand)
NETS™ TA-25 Index Fund (Israel)

This supplement replaces the supplement to the statement of additional information dated April 1, 2008.

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com